Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Stock Subscription Receivable	Statutory Reserves	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest	Total
Balance at Dec. 31, 2020	$ 45,850	$ 21,963,570		$ 160,014	$ (22,849,319)	$ (212,895)		$ (892,780)
Balance (in Shares) at Dec. 31, 2020	2,292,500
Net income (Loss)					(6,120,308)		$ (595,650)	(6,715,958)
Issuance of common stock and warrants in private placements	$ 34,100	20,188,088						20,222,188
Issuance of common stock and warrants in private placements (in Shares)	1,705,000
Warrants exercised for cashless	$ 24,424							24,424
Warrants exercised for cashless (in Shares)	1,221,181
Foreign currency translation adjustment						(247,807)		(247,807)
Acquisition of non-controlling interest							980,000	980,000
Balance at Dec. 31, 2021	$ 104,374	42,151,658		160,014	(28,969,627)	(460,702)	384,350	13,370,067
Balance (in Shares) at Dec. 31, 2021	5,218,681
Net income (Loss)					803,700		51,313	855,013
Issuance of common stock and warrants in private placements	$ 80,000	5,937,781						6,017,781
Issuance of common stock and warrants in private placements (in Shares)	4,000,000
Warrants exercised for cashless	$ 22,091							22,091
Warrants exercised for cashless (in Shares)	1,104,587
Foreign currency translation adjustment						888,951		888,951
Balance at Dec. 31, 2022	$ 206,465	48,089,439		160,014	(28,165,927)	428,249	435,663	21,153,903
Balance (in Shares) at Dec. 31, 2022	10,323,268
Net income (Loss)					(23,626,172)		(5,344)	(23,631,516)
Stock-based compensation expense		3,040,000						3,040,000
Adjustment to reflect the effect of disposal of Tiandihui and Chongaijiujiu				$ (160,014)	25,170,099			25,010,085
Foreign currency translation adjustment						(523,315)		(523,315)
Balance at Dec. 31, 2023	$ 206,465	$ 51,129,439			$ (26,622,000)	$ (95,066)	$ (430,319)	$ 25,049,157
Balance (in Shares) at Dec. 31, 2023	10,323,268